NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME (LOSS) PER SHARE
20.	NET INCOME (LOSS) PER SHARE

Basic and diluted net income (loss) per share for each of the period presented are calculated as follows:

	For the Years Ended December 31,
	2009	2010	2011
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Numerator:
Net income (loss) attributable to shareholders	65,095	46,062	(14,006)	(2,226)
Accretion of Preference Shares	(13,886)	—	—	—

Net income (loss) attributable to ordinary shareholders	51,209	46,062	(14,006)	(2,226)

Denominator:
Number of shares outstanding, opening	95,447,648	158,420,142	158,490,942	158,490,942
New ordinary shares issued from IPO	1,984,429	—	—	—
Conversion of Preference Share	1,413,516	—	—	—
Repurchase of ordinary shares	—	—	(2,786,014)	(2,786,014)
Exercise of stock options	39,452	46,286	53,589	53,589
Vesting of restricted stock units	—	—	114,433	114,433

Weighted average number of shares outstanding – basic	98,885,045	158,466,428	155,872,950	155,872,950
Share options and restricted stock units	840,208	331,200	—	—

Weighted average number of shares outstanding – diluted	99,725,253	158,797,628	155,872,950	155,872,950

Basic net income (loss) per share	RMB 0.52	RMB 0.30	RMB (0.09)	USD (0.01)

Diluted net income (loss) per share	RMB 0.51	RMB 0.30	RMB (0.09)	USD (0.01)

In December 2010, the Company issued to its share depository bank 3,000,000 ordinary shares which have been used to settle stock option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and, therefore, have been excluded from the computation of income (loss) per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.

The effects of vested restricted stock units are included in the computation of basic income (loss) per share. The effects of unvested restricted stock units are included in the computation of diluted income per share if they are dilutive. The effects of unvested restricted stock units have been excluded from the computations of diluted loss per share for the year ended December 31, 2011, as they were anti-dilutive.

The effects of share options granted on December 19, 2007 have been excluded from the computation of dilutive income (loss) per share for the years ended December 31, 2010 and 2011, as they were anti-dilutive.

The effects of share options granted on October 11, 2008 have been excluded from the computation of dilutive income (loss) per share for all the periods presented, as they were anti-dilutive.